UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-04379
Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of principal executive offices)(Zip code)
Gerard T. Mallen, President
2 Mid America Plaza
Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Suite 2400
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders.

Plan Investment Fund, Inc.
Semi-Annual Report
June 30, 2008
ADMINISTRATOR:
A
BCS Financial Services Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

PLAN INVESTMENT FUND, INC.
August 15, 2008
Dear Investors:
On behalf of the Board of Trustees, I am pleased to submit the 2008 Semi-Annual Report for Plan Investment Fund, Inc. While the financial markets have experienced significant volatility in recent months, our portfolios have maintained their stability. We appreciate the investors’ confidence in Plan Investment Fund, Inc. and will work diligently to maintain your trust and confidence.
As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.
Sincerely,
/s/ Gerard T. Mallen
Gerard T. Mallen
President and Chief Executive Officer

GOVERNMENT REPO PORTFOLIO
Schedule of Investments
(Unaudited)
June 30, 2008

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
REPURCHASE AGREEMENTS	100.2%

Deutsche Bank Securities, Inc. 2.70% (07/01/08) To be repurchased at $166,012,450 (collateralized by $274,130,552 par amount of Federal Home Loan Mortgage Association Bonds, and Federal National Mortgage Association Bonds, 2.70%; due 11/17/17 to 04/01/38 Total Market Value is $170,980,000)		$166,000	$166,000,000

Goldman Sachs & Co. 2.45% (07/01/08) To be repurchased at $166,011,297 (collateralized by $3,155,494,155 par amount of Federal National Mortgage Association Bonds, and Federal Home Loan Mortgage Association Bonds, 2.45%; due 05/15/16 to 08/25/37; Total Market Value is $170,980,000)		166,000	166,000,000

Greenwich Capital Markets, Inc. 2.60% (07/01/08) To be repurchased at $166,011,989 (collateralized by $1,099,291,379 par amount of Federal National Mortgage Association STRIPS, 2.60%; due 05/01/29 to 05/01/37; Total Market Value is $170,980,989)		166,000	166,000,000

Morgan Stanley & Co., Inc. 2.50% (07/01/08) To be repurchased at $166,011,528 (collateralized by $216,577,864 par amount of Federal National Mortgage Association Bonds and Federal Home Loan Mortgage Association Bonds, 2.50%; due 07/01/34 to 11/01/37; Total Market Value is $170,980,767)		166,000	166,000,000

UBS Securities LLC 2.65% (07/01/08) To be repurchased at $75,303,543 (collateralized by $645,128,547 par amount of Federal National Mortgage Association STRIPS, 2.65%; due 01/01/18 to 07/01/37; Total Market Value is $77,557,608)		75,298	75,298,000

TOTAL REPURCHASE AGREEMENTS
(Cost $739,298,000)			$739,298,000

See accompanying notes to financial statements.

GOVERNMENT REPO PORTFOLIO
Schedule of Investments
(Unaudited)
June 30, 2008
(Concluded)

	PERCENTAGE
	OF	AMORTIZED
	NET ASSETS	COST
REPURCHASE AGREEMENTS (continued)

TOTAL INVESTMENTS IN SECURITIES (Cost $739,298,000)*	100.2%	$739,298,000

LIABILITIES IN EXCESS OF OTHER ASSETS	0.02%	(1,451,603)

NET ASSETS (Applicable to 737,846,397 PCs outstanding)	100.0%	$737,846,397

NET ASSET VALUE Offering and redemption price per PC ($737,846,397/737,846,397)		$1.00

*	Aggregate cost is the same for financial and Federal tax purposes. PC-Participation Certificate
FAS 157 DISCLOSURE
The following is a summary of the inputs used, as of June 30, 2008 in valuing the Government Repo Portfolio’s assets carried at fair value:

Repurchase
Valuation Inputs	Agreements
Level 1 - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$739,298,000
Level 3 - Significant Unobservable Inputs	—

Total	$739,298,000

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Schedule of Investments
(Unaudited)
June 30, 2008

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
AGENCY OBLIGATIONS	6.8%

Federal Home Loan Bank [1,2]
2.38% (03/13/09)		$10,000	$10,000,000
Federal National Mortgage Association[1]
2.50% (08/06/08)		2,575	2,568,562
2.50% (08/13/08)		26,950	26,869,524
2.50% (08/20/08)		2,885	2,875,003
2.49% (09/10/08)		9,820	9,771,775

TOTAL AGENCY OBLIGATIONS (Cost $52,084,864)			52,084,864

BANK OBLIGATIONS	11.6%

DOMESTIC CERTIFICATES OF DEPOSIT
American Express Bank FSB
2.65% (08/14/08)		20,000	20,000,000
2.69% (09/02/08)		20,000	20,000,000
HSBC Bank USA
2.65% (07/10/08)		5,000	5,000,000
2.63% (08/01/08)		15,000	15,000,000
U.S. Bank National Association
2.77% (10/27/08)		29,000	29,000,000

TOTAL BANK OBLIGATIONS (Cost $89,000,000)			89,000,000

CORPORATE DEBT	78.8%

COMMERICAL PAPER
ASSET BACKED SECURITIES	31.4%
Amstel Funding Corp.
2.73% (07/03/08)		6,900	6,898,954
Atlantis One Funding Corp.
2.75% (07/02/08)		1,500	1,499,885
2.88% (07/23/08)		7,000	6,987,680
2.66% (08/08/08)		29,000	28,918,574
2.80% (09/12/08)		6,000	5,965,933
Bryant Park Funding LLC
2.65% (09/02/08)		8,000	7,962,900
CRC Funding LLC
2.77% (07/07/08)		12,000	11,994,460
2.66% (08/04/08)		12,000	11,969,853
Falcon Asset Securitization Corp.
2.61% ( 08/14/08)		32,000	31,897,920
Old Line Funding LLC
2.50% (07/09/08)		6,000	5,996,667
2.58% (07/25/08)		20,000	19,965,600
2.80% (09/04/08)		5,000	4,974,722
Park Avenue Receivables Corp.
2.60% (09/02/08)		14,000	13,936,300
Ranger Funding Co. LLC
2.67% (07/08/08)		11,000	10,994,289
2.90% (07/21/08)		20,000	19,967,778
2.60% (09/12/08)		22,000	21,884,011
Windmill Funding Corp.
2.73% (07/03/08)		2,000	1,999,697
2.72% (07/07/08)		18,000	17,991,840
Yorktown Capital LLC
2.63% (09/08/08)		10,000	9,949,592

			241,756,655

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Schedule of Investments
(Unaudited)
June 30, 2008
(Continued)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST
CORPORATE DEBT (continued)

BANKS	34.3%
ABN AMRO North Amer Finance Inc.
2.55% (08/21/08)		$27,000	$26,902,463
Barclays US Funding Corp.
2.93% (07/24/08)		34,000	33,936,354
Citigroup Funding, Inc.
2.78% (09/08/08)		30,000	29,840,150
2.94% (10/02/08)		10,000	9,924,050
Dexia Delaware LLC
2.70% (07/07/08)		35,000	34,984,250
2.76% (09/15/08)		15,000	14,912,600
ING (US) Funding LLC
2.83% (07/25/08)		23,000	22,956,606
2.66% (08/06/08)		10,000	9,973,450
2.56% (08/14/08)		10,000	9,968,711
JPMorgan Chase & Co.
2.40% (07/28/08)		20,000	19,964,000
2.50% (08/11/08)		20,000	19,943,056
2.70% (12/02/08)		11,000	10,872,950
Nordea North America, Inc./DE
2.66% (07/10/08)		20,000	19,998,561

			264,177,201

Finance Services	4.5%
General Electric Capital Corp.
3.83% (07/10/08)		5,000	4,995,213
2.45% (09/05/08)		30,000	29,865,250

			34,860,463

Insurance	2.3%
Prudential Funding LLC
2.30% (07/16/08)		13,000	12,987,542
2.50% (09/02/08)		5,000	4,978,125

			17,965,667

SUGAR & CONFECTIONARY PRODUCTS	5.2%
Nestle Capital Corp.
2.13% (08/07/08)		20,000	19,956,217
2.12% (10/06/08)		20,000	19,885,756

			39,841,973

NOTES AND BONDS

BANKS	0.8%
HSBC USA, Inc [2]
3.22% (05/15/09)		1,385	1,385,000
Wachovia Bank NA [2]
2.91% (05/15/09)		4,900	4,900,000

			6,285,000

INSURANCE	0.3%
ING USA Global Funding [2]
3.14% (06/19/09)		2,000	2,000,000

TOTAL CORPORATE DEBT (Cost $606,886,959)			606,886,959

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Schedule of Investments
(Unaudited)
June 30, 2008
(Concluded)

	PERCENTAGE
	OF	PAR	AMORTIZED
	NET ASSETS	(000)	COST

MASTER NOTES	0.4%

SECURITIES BROKER & DEALERS
Citigroup Global Markets Holdings, Inc.[3]		$3,000	$3,000,000

2.68% (07/02/08)
(Cost $3,000,000)

REPURCHASE AGREEMENTS	2.6%

Deutsche Bank Securities, Inc.
2.70% (07/01/08)
To be repurchased at $15,347,151
(collateralized by $18,738,399,
Federal Home Loan Mortgage Corporation Bonds
4.50% to 5.50%; due 08/01/24 to 03/01/38;
Total Market Value of collateral is $15,806,381)		15,346	15,346,000

Morgan Stanley & Co., Inc.
2.50% (07/01/08)
To be repurchased at $5,000,347
(collateralized by $5,241,463
Federal Home Loan Mortgage Corporation Bonds
5.50%; due 04/01/38;
Total Market Value of collateral is $5,150,000)		5,000	5,000,000

TOTAL REPURCHASE AGREEMENTS			20,346,000

(Cost $20,346,000)

INVESTMENTS IN SECURITIES	100.2%
(Cost $771,317,823)			$771,317,823

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2%)		(1,617,916)

NET ASSETS
(Applicable to 769,647,582 PCs outstanding)	100.0%		$769,699,907

NET ASSET VALUE
Offering and redemption price per PC
($769,699,907/769,647,582 PCs outstanding)			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

PC-Participation Certificate

[1]	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

[2]	Rates shown are the rates as of June 30, 2008 and the date shown is the final maturity date.

[3]	Rate shown is the rate as of June 30, 2008 and date shown is the date on which principal and accrued interest may be recovered through demand.
FAS 157 DISCLOSURE
The following is a summary of the inputs used, as of June 30, 2008 in valuing the Money Market Portfolio’s assets carried at fair value:

Investments in
Securities and
Valuation Inputs	Repurchase Agreements
Level - Quoted Prices	—
Level 2 - Other Significant Observable Inputs	$771,317,823
Level 3 - Significant Unobservable Inputs	—

Total	$771,317,823

See accompanying notes to financial statements.

Statements of Assets and Liabilities
(Unaudited)
June 30, 2008

	Government/REPO	Money Market
	Portfolio	Portfolio
ASSETS
Investments in securities, at amortized cost, which approximates market value	$—	$750,971,823
Repurchase agreements, at cost, which approximates market value	739,298,000	20,346,000
Cash	745	523
Accrued interest receivable	52,807	451,713
Other assets	26,785	45,179

Total Assets	739,378,337	771,815,238

LIABILITIES
Dividends payable	1,249,362	1,939,747
Accrued expenses payable
Investment advisory fees (Note 2)	50,614	101,417
Administration fees (Note 2)	30,629	20,746
Custodian fees (Note 2)	6,603	12,609
Transfer agent fees (Note 2)	5,298	4,782
Other liabilities	189,434	36,030

Total Liabilities	1,531,940	2,115,331

NET ASSETS	$737,846,397	$769,699,907

NET ASSET VALUE PER PARTICIPATION CERTIFICATE	$1.00	$1.00

Government/REPO Portfolio
2 billion PCs authorized; 737,846,397 PCs outstanding
($737,846,397/737,846,397 PCs)
Money Market Portfolio
2 billion PCs authorized; 769,647,582 PCs outstanding
($769,699,907/769,647,582 PCs)
See accompanying notes to financial statements.

Statements of Operations
(Unaudited)
Six Months Ended June 30, 2008

	Government/REPO	Money Market
	Portfolio	Portfolio
INTEREST INCOME	$8,927,432	$15,758,228

EXPENSES
Investment advisory fees (Note 2)	537,160	681,826
Administration fees (Note 2)	167,930	238,068
Custodian fees (Note 2)	38,002	54,301
Insurance expense	24,709	9,082
Legal fees	19,342	36,881
Audit and tax fees	13,302	19,190
Fund compliance fees	8,450	6,030
Professional services fees	7,370	5,710
Transfer agent fees	3,409	10,921
Printing fees	3,165	4,304
Trustee expense	1,578	4,352
Miscellaneous	851	731

Total expenses	825,268	1,071,396

Less fees waived (Note 2)	(489,408)	(108,244)

Net total expenses	335,860	963,152

NET INVESTMENT INCOME	8,591,572	14,795,076

NET REALIZED GAIN ON INVESTMENTS	—	73,986

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,591,572	$14,869,062

See accompanying notes to financial statements.

GOVERNMENT/REPO PORTFOLIO
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$8,591,572	$62,481,202

Net increase in net assets resulting from operations	8,591,572	62,481,202

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE HOLDERS:

From net investment income $.0131 and $.0504 per PC, respectively	(8,591,572)	(62,481,202)

CAPITAL TRANSACTIONS:

Proceeds from sale of 4,893,247,369 and 16,123,362,074 PCs, respectively	4,893,247,369	16,123,362,074

Value of 7,536,730 and 51,946,864 PCs issued in reinvestment of dividends, respectively	7,536,730	51,946,864

Cost of 4,578,342,452 and 16,645,372,244 PCs repurchased, respectively	(4,578,342,452)	(16,645,372,244)

Net increase/(decrease) in net assets resulting from capital transactions	322,441,647	(470,063,306)

Total increase /(decrease)in net assets	322,441,647	(470,063,306)

NET ASSETS:

Beginning of period	415,404,750	885,468,056

End of period	$737,846,397	$415,404,750

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$14,795,076	$14,784,879
Net realized gain on securities sold	73,986	9,580

Net increase in net assets resulting from operations	14,869,062	14,794,459

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE HOLDERS:

From net investment income $.0155 and $.0501 per PC, respectively	(14,795,076)	(14,784,879)

CAPITAL TRANSACTIONS:

Proceeds from sale of 4,667,687,132 and 3,012,306,721 PCs, respectively	4,667,687,132	3,012,306,721

Value of 13,302,494 and 8,452,181 PCs issued in reinvestment of dividends, respectively	13,302,494	8,452,181

Cost of 4,372,615,059 and 2,702,845,663 PCs repurchased, respectively	(4,372,615,059)	(2,702,845,663)

Net increase in net assets resulting from capital transactions	308,374,567	317,913,239

Total increase in net assets	308,448,553	317,922,819

NET ASSETS:

Beginning of period	461,251,354	143,328,535

End of period	$769,699,907	$461,251,354

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements.

GOVERNMENT/REPO PORTFOLIO
Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	06/30/08		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income From Investment Operations:
Net Investment Income	0.013		0.050	0.050	0.032	0.013	0.010
Net Realized Gain (Loss) on Investments	—		—	—	—	—	—

Total From Investment Operations	0.013		0.050	0.050	0.032	0.013	0.010

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.013)		(0.050)	(0.050)	(0.032)	(0.013)	(0.010)

Total Dividends and Distributions	(0.013)		(0.050)	(0.050)	(0.032)	(0.013)	(0.010)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.33	%(1)	5.15%	5.06%	3.20%	1.29%	1.04%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$737,846		$415,405	$885,468	$718,146	$693,684	$284,236

Ratio of Net Total Expenses to Average Net Assets (2)	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets (3)	2.56	%*	5.09%	4.96%	3.19%	1.32%	1.01%

*	Annualized

(1)	Total return not annualized for six months ended June 30, 2008.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average net assets would have been 0.25% (annualized) for the six months ended June 30, 2008 and .22%, .22%, .24%, .27%, and .28% for the years ended December 31, 2007, 2006, 2005, 2004, and 2003, respectively.

(3)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income to average net assets would have been 2.41% (annualized) for the six months ended June 30, 2008 and 4.97%, 4.84%, 3.05%, 1.15% and 0.83% for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively.
See accompanying notes to financial statements.

MONEY MARKET PORTFOLIO
Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six months
	Ended		Year	Year	Year	Year	Year
	06/30/08		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income From Investment Operations:
Net Investment Income	0.016		0.050	0.049	0.030	0.011	0.010
Net Realized Gain (Loss) on Investments(1)	—	(1)	— (1)	— (1)	— (1)	— (1)	— (1)

Total From Investment Operations	0.016		0.050	0.049	0.030	0.011	0.010

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.016)		(0.050)	(0.049)	(0.030)	(0.011)	(0.010)

Total Dividends and Distributions	(0.016)		(0.050)	(0.049)	(0.030)	(0.011)	(0.010)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.56	%(2)	5.12%	4.92%	3.05%	1.15%	1.02%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$769,700		$461,251	$143,329	$189,193	$151,444	$296,488

Ratio of Net Total Expenses to Average Net Assets (3)	0.20	%*	0.23%	0.27%	0.28%	0.27%	0.23%

Ratio of Net Investment Income to Average Net Assets (4)	3.11	%*	4.84%	4.80%	3.02%	1.10%	1.05%

*	Annualized

(1)	Less than $0.01 per share.

(2)	Total return not annualized for six months ended June 30, 2008.

(3)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average net assets would have been 0.23% for the six months ended June 30, 2008 and .25%, .30%, .31%, .30%, and .26% for the years ended December 31, 2007, 2006, 2005, 2004, and 2003, respectively.

(4)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income to average net assets would have been 3.08% (annualized) for the six months ended June 30, 2008 and 4.82%, 4.77%, 2.99%, 1.07% and 1.02% for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, respectively.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
June 30, 2008
Note 1. Organization and Significant Accounting Policies
Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the “Portfolio(s)”).
Security Valuation: Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the “Board”) of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.
Fair Value Measurement: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statement, effective for the fund’s current fiscal period. Various inputs are used in determining the Fund’s investments. These inputs are summarized in three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis.
Dividends and Distributions to Participation Certificate Holders: Dividends of net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short- and long-term capital gains, if any, once each year.
Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. As of December 31, 2007, the Money Market Portfolio had a capital loss carry forward of $21,661 of which, if not utilized, $18,552 will expire in 2013 and $3,109 will expire in 2014. All distributions paid by the Portfolios in 2006 and 2007 were from ordinary income for U.S. income tax purposes. Management has concluded that as of June 30, 2008 there are no uncertain tax positions that would require financial statement recognition or disclosure per FASB Interpretation No. 48 — Accounting For Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.
Repurchase Agreements: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. All repurchase agreements held as of June 30, 2008 were entered into on June 30, 2008.

Expenses, Investment Income and Gain/Loss Allocation: Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolio’s either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.
Estimated Maturities: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.
Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Note 2. Transactions with Affiliates and Related Parties
The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:
BlackRock Institutional Management Corporation (“BIMC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets of each of the Fund’s Portfolios, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.
BCS Financial Services Corporation (“BCSFSC”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also trustees or officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed ..05% of the average daily net assets of each of the Fund’s Portfolios.
BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average daily net assets for the year. BIMC and BCSFSC have further agreed to waive fees such that the Government/REPO Portfolio Investment Advisory fees do not exceed .10 of one percent of average daily net assets and that the Money Market Portfolio Investment Advisory fees are reduced .03 of one percent of average daily net assets on the first $500 million of average daily net assets and .01 of one percent of average daily net assets on the next $250 million of average daily net assets. These waivers are voluntary and BIMC and BCSFSC expect to continue these waivers, but the waivers can be terminated upon 90 days written notice to the Fund. As a result of these waivers, for the six months ended June 30, 2008, BCSFSC voluntarily waived $105,383 and $21,469 of which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio and Money Market Portfolio respectively. BIMC voluntarily waived $384,025 and $86,775 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2008.
PFPC Trust Company (“PFPC Trust”), acts as custodian of the Fund’s assets and PFPC Inc. (“PFPC”), acts as the Fund’s transfer agent and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of PNC. PFPC Trust and PFPC earn fees from the Fund for serving in these capacities.

Note 3. Net Assets
     At June 30, 2008, net assets for both book and tax purposes consisted of:

	Government/REPO	Money Market
	Portfolio	Portfolio

Paid-in Capital	$737,846,397	$769,647,582

Accumulated net realized gain on securities sold	—	52,325

Total Net Assets	$737,846,397	$769,699,907

Annual Meeting of Participation Certificate Holders
(Unaudited)
June 30, 2008
The 2008 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate holders was held on June 11, 2008. At this meeting the Participation Certificate holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the fiscal year ending December 31, 2008. A total of 1,393,432,065.11 Participation Certificates, representing 99.31% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

	For	Against	Abstain
Election of Trustee Nominations	1,393,432,065.11	0	0

Ratification of independent registered public accounting firm	1,393,432,065.11	0	0

Fund Expense Examples
(Unaudited)
June 30, 2008
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2008.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ending June 30, 2008” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Government/ REPO Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2008	June 30, 2008	June 30, 2008*

Actual	$1,000.00	$1,013.30	$0.50

Hypothetical (5% return before expenses)	$1,000.00	$1,024.36	$0.50

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
Money Market Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2008	June 30, 2008	June 30, 2008*

Actual	$1,000.00	$1,015.60	$1.00

Hypothetical (5% return before expenses)	$1,000.00	$1,023.86	$1.01

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Fund Profile
(Unaudited)
June 30, 2008
Portfolio Holdings Summary Table
Government/REPO Portfolio

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.2%	$739,298,000
Liabilities in Excess of Other Assets	(0.2%)	(1,451,603)

Net Assets — 100.0%	100.0%	$737,846,397

Maturity Information

Maturity Information	Amount Par	Percentage
1 - 7 days	$739,298,000	100.0%
8 - 14 days	—	0.0%
15 - 30 days	—	0.0%
31 - 60 days	—	0.0%
61 - 90 days	—	0.0%
91 - 120 days	—	0.0%
121 - 150 days	—	0.0%
Over 150 days

	$739,298,000	100.0%

Average Weighted Maturity — 1 day

Fund Profile
(Unaudited)
June 30, 2008
(concluded)
Portfolio Holdings Summary Table
Money Market Portfolio

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Agency Obligations	6.8%	$52,084,864
Bank Obligations	11.6%	89,000,000
Commercial Paper — Asset Backed Securities	31.4%	241,756,655
Commerical Paper — Banks	34.3%	264,177,201
Commercial Paper — Finance Services	4.5%	34,860,463
Commercial Paper — Insurance	2.3%	17,965,667
Commercial Paper — Sugar & Confectionary Products	5.2%	39,841,973
Notes and Bonds — Banks	0.8%	6,285,000
Notes and Bonds — Insurance	0.3%	2,000,000
Master Notes — Securities Brokers & Dealers	0.4%	3,000,000
Repurchase Agreements	2.6%	20,346,000

Total Investments in Securities	100.2%	771,317,823

Liabilities in Excess of Other Assets:	(0.2%)	(1,617,916)

Net Assets — 100.0%	100.0%	$769,699,907

Maturity Information

Maturity Information	Amount Par	Percentage
1 - 7 days	$123,646,000	16.0%
8 - 14 days	38,385,000	5.0%
15 - 30 days	137,000,000	17.7%
31 - 60 days	229,410,000	29.7%
61 - 90 days	174,820,000	22.6%
91 - 120 days	59,000,000	7.6%
121 - 150 days	—	0.0%
Over 150 days	11,000,000	1.4%

	$773,261,000	100.0%

Average Weighted Maturity — 44 days

Approval of Investment Advisory and Service Agreements
(Unaudited)
June 30, 2008
     Board of Trustees’ Consideration of the Investment Advisory and Service Agreements. The Investment Advisory and Service Agreements (“Advisory Agreements”) between Plan Investment Fund, Inc. (“PIF”) and BlackRock Institutional Management Corporation (“BIMC”) were most recently approved by the Board of Trustees (the “Board” or the “Trustees”) of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the “Independent Trustees”), at an in-person meeting of the Board held on April 3, 2008. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for each portfolio of PIF (each, a “Portfolio”), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. (“BlackRock”) and PNC Bank-affiliated companies for the years ended December 31, 2006 and 2005; and (iv) information regarding fees paid to service providers that are affiliates of the Investment Adviser. At the November 16, 2007 Board meeting, the Trustees reviewed a report from Lipper, Inc. (“Lipper”), an independent provider of investment company data. The report contained, along with other information, data regarding fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds and investment performance of each Portfolio in comparison to the investment performance of a peer group of funds.
     Fees and Expenses. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before (referred to as “Contractual”) and after (referred to as “Total”) any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a “peer group”). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper. The Trustees noted that the Portfolios had both Contractual and Total fees in the two lowest quintiles of their respective peer group.
     The Trustees were also provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.
     Nature, Extent and Quality of Services. The Trustees received information concerning the investment philosophy and investment process used by the Investment Adviser in managing the Portfolios. In connection with this information, the Trustees considered the Investment Adviser’s in-house research capabilities as well as other resources available to the Investment Adviser’s personnel.
     The Trustees also considered the quality of the services provided by the Investment Adviser to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Adviser designed to fulfill its duties to the Portfolios with respect to compliance matters.
     The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of BlackRock and its financial resources also were taken into consideration. The Trustees concluded that the services provided by the Investment Adviser were consistent with the Portfolios’ requirements and that the Investment Adviser appeared to have the necessary personnel and other resources to meet its obligations under the Advisory Agreements.
     Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within each Portfolio’s performance universe were selected by Lipper. As previously mentioned, the Board was provided with performance data for each Portfolio over the one, two, three, five-year and since inception periods ended September 30, 2007. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper.
     Profitability. The Board of Trustees considered the level of BIMC’s and its affiliates’ profits in respect of their relationship with the Portfolios, including the cost of services provided by BIMC. This consideration included a review of BIMC’s methodology in allocating its costs to the management of a Portfolio. The Board of Trustees considered the profits realized by BIMC and its affiliates in connection with the operation of the Fund. The Board of Trustees also considered BIMC’s profit margins. The Board concluded that BIMC’s profit is a reasonable profit for the services provided to the Portfolios.

     Economies of Scale. The Independent Trustees received and considered information in the Lipper report regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.
     Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment Adviser, such as the engagement of affiliates of the Investment Adviser as service providers to the Portfolios, for administrative, transfer agency and custodial services.
     No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.
Other Disclosures
(Unaudited)
June 30, 2008
The Fund files the Portfolios’ complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Forms N-Q may also be obtained, upon request, by calling 1-800-621-9215.
Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-621-9215, or on the website of the Commission at http://www.sec.gov.

Plan Investment Fund, Inc.
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700
TRUSTEES

Paul F. Brown	Gerard T. Mallen
Vice President and	Vice President Treasury Operations
Deputy General Counsel	Health Care Service Corporation
BlueCross BlueShield Association

Emil D. Duda	Joseph F. Reichard, CCM
Senior Executive Vice President	Vice President, Treasury Services
and Chief Financial Officer	and Assistant Treasurer
The Lifetime Healthcare Companies	Highmark, Inc.

John G. Foos	John C. Trifone
Chairman	Vice President, Treasurer
Plan Investment Fund, Inc.;	and Chief Financial Officer
Senior Vice President and	Blue Cross and Blue Shield of Vermont
Chief Financial Officer
Independence Blue Cross

Robert A. Leichtle	Marilyn T. Tromans
Executive Vice President,	Vice President, Chief Financial Officer
Chief Financial Officer and Treasurer	Blue Cross and Blue Shield of Kansas City
BlueCross BlueShield of South Carolina

Sherrie D. LeMier
Senior Vice President and
Chief Financial Officer
Blue Cross and Blue Shield of Alabama
INVESTMENT ADVISOR
GOVERNMENT/REPO PORTFOLIO
and MONEY MARKET PORTFOLIO
 BlackRock Institutional Management Corporation
Wilmington, Delaware

Item 2. Code of Ethics.
          This item is not applicable to this Semi-Annual Report.
Item 3. Audit Committee Financial Expert.
          This item is not applicable to this Semi-Annual Report.
Item 4. Principal Accountant Fees and Services.
          This item is not applicable to this Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants.
          This item is not applicable to this Semi-Annual Report.
Item 6. Investments
(a)	Schedule of Investments included in Item 1.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
          Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
          Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
          None.

Item 11.	Controls and Procedures.
          (a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

          (b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
          (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
          (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Gerard T. Mallen Gerard T. Mallen, President

August 20, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gerard T. Mallen Gerard T. Mallen, President
(principal executive officer)

August 20, 2008

By:	/s/ Dale E. Palka Dale E. Palka, Treasurer
(principal financial officer)

August 20, 2008

EXHIBIT INDEX
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.